Income taxes - Uncertain tax position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 829	$ 669
Expenses of interest on capital	1,154	981
Proceeding related to income tax paid abroad	439	399
Goodwill amortization	517	305
Payments to Renova Foundation	24	21
Other	696	747
Total not recorded on balance sheet	3,659	3,122
Deduction of CSLL in Brazil	155
Gain related to incidence of IRPJ and CSLL on SELIC rate in the repetition of undue payment		34
Total recorded balance sheet	$ 155	$ 34